Loans and Debentures - Summary of Compostion of loans (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of loans debentures and finance leases [line items]
Foreign currency - denominated loans	R$ 6,902,121	R$ 5,486,839
Brazilian Real - denominated loans	7,460,616	9,629,300
Total foreign currency and Brazilian Reais	14,362,737	15,116,139
Currency and interest rate hedging instruments	29,985	43,944
Total	14,392,722	15,160,083
Current	1,117,441	2,271,148
Non-current	R$ 13,275,281	R$ 12,888,935
Weighted average financial charges	0	0
Loan 1 [member]
Summary of loans debentures and finance leases [line items]
Description	Notes in the foreign market	Notes in the foreign market
Foreign currency - denominated loans	R$ 4,213,662	R$ 2,889,631
Index/Currency	US$	US$
Weighted average financial charges	5.3	5.3
Maturity	2026 to 2029	2026 to 2029
Loan 2 [member]
Summary of loans debentures and finance leases [line items]
Description	Foreign loan	Foreign loan
Foreign currency - denominated loans	R$ 1,057,407	R$ 985,268
Index/Currency	US$	US$
Weighted average financial charges	3.9	3.9
Maturity	2021 to 2023	2021 to 2023
Loan 3 [member]
Summary of loans debentures and finance leases [line items]
Description	Foreign loan	Foreign loan
Foreign currency - denominated loans	R$ 608,685	R$ 582,106
Index/Currency	US$ + LIBOR	US$ + LIBOR
Weighted average financial charges	0.9	0.9
Maturity	2022 to 2023	2022 to 2023
Loan 4 [member]
Summary of loans debentures and finance leases [line items]
Description	Financial institutions	Financial institutions
Foreign currency - denominated loans	R$ 604,741	R$ 620,605
Index/Currency	US$ + LIBOR	US$ + LIBOR
Weighted average financial charges	2.0	2.0
Maturity	2020 to 2023	2020 to 2023
Loan 5 [member]
Summary of loans debentures and finance leases [line items]
Description	Foreign loan	Foreign loan
Foreign currency - denominated loans	R$ 243,837	R$ 234,363
Index/Currency	US$ + LIBOR	US$ + LIBOR
Weighted average financial charges	2.0	2.0
Maturity	2020	2020
Loan 6 [member]
Summary of loans debentures and finance leases [line items]
Description	Financial institutions	Financial institutions
Foreign currency - denominated loans	R$ 132,417	R$ 127,288
Index/Currency	US$	US$
Weighted average financial charges	2.8	2.8
Maturity	2020 to 2022	2020 to 2022
Loan 7 [member]
Summary of loans debentures and finance leases [line items]
Description	Financial institutions	Financial institutions
Foreign currency - denominated loans	R$ 41,164	R$ 27,845
Index/Currency	MX$	MX$
Weighted average financial charges	8.9	8.9
Maturity	2020	2020
Loan 8 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES	BNDES
Foreign currency - denominated loans	R$ 208	R$ 2,596
Index/Currency	US$	US$
Weighted average financial charges	7.0	7.0
Maturity	2020	2020
Loan 9 [member]
Summary of loans debentures and finance leases [line items]
Description	Financial institutions	Financial institutions
Foreign currency - denominated loans	R$ 0	R$ 3,950
Index/Currency	MX$ + TIIE	MX$ + TIIE
Weighted average financial charges	0	0
Loan 10 [member]
Summary of loans debentures and finance leases [line items]
Description	Foreign currency advances delivered	Foreign currency advances delivered
Foreign currency - denominated loans	R$ 0	R$ 1,485
Index/Currency	US$	US$
Weighted average financial charges	0	0
Loan 11 [member]
Summary of loans debentures and finance leases [line items]
Description	Advances on foreign exchange contracts	Advances on foreign exchange contracts
Foreign currency - denominated loans	R$ 0	R$ 11,702
Index/Currency	US$	US$
Weighted average financial charges	0	0
Loan 12 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures – CRA	Debentures – CRA
Brazilian Real - denominated loans	R$ 2,036,647	R$ 2,029,545
Index/Currency	DI	DI
Weighted average financial charges	95.8	95.8
Maturity	2022 to 2023	2022 to 2023
Loan 13 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures – Ipiranga	Debentures – Ipiranga
Brazilian Real - denominated loans	R$ 1,868,612	R$ 2,039,743
Index/Currency	DI	DI
Weighted average financial charges	105.0	105.0
Maturity	2020 to 2022	2020 to 2022
Loan 14 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures – 6	Debentures – 6
Brazilian Real - denominated loans	R$ 1,752,080	R$ 1,756,954
Index/Currency	DI	DI
Weighted average financial charges	105.3	105.3
Maturity	2023	2023
Loan 15 [member]
Summary of loans debentures and finance leases [line items]
Description	Banco do Brasil floating rate	Banco do Brasil floating rate
Brazilian Real - denominated loans	R$ 611,276	R$ 2,614,704
Index/Currency	DI	DI
Weighted average financial charges	110.9	110.9
Maturity	2020 to 2022	2020 to 2022
Loan 16 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures – CRA	Debentures – CRA
Brazilian Real - denominated loans	R$ 941,614	R$ 833,213
Index/Currency	IPCA	IPCA
Weighted average financial charges	4.6	4.6
Maturity	2024 to 2025	2024 to 2025
Loan 17 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures – Tequimar	Debentures – Tequimar
Brazilian Real - denominated loans	R$ 89,278	R$ 0
Index/Currency	R$	R$
Weighted average financial charges	6.5	6.5
Maturity	2024	2024
Loan 18 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES	BNDES
Brazilian Real - denominated loans	R$ 62,578	R$ 147,922
Index/Currency	TJLP	TJLP
Weighted average financial charges	2.3	2.3
Maturity	2020 to 2023	2020 to 2023
Loan 19 [member]
Summary of loans debentures and finance leases [line items]
Description	FINEP	FINEP
Brazilian Real - denominated loans	R$ 41,345	R$ 53,245
Index/Currency	TJLP	TJLP
Weighted average financial charges	1.6	1.6
Maturity	2020 to 2023	2020 to 2023
Loan 20 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES	BNDES
Brazilian Real - denominated loans	R$ 30,392	R$ 51,467
Index/Currency	SELIC	SELIC
Weighted average financial charges	2.3	2.3
Maturity	2020 to 2023	2020 to 2023
Loan 21 [member]
Summary of loans debentures and finance leases [line items]
Description	FINEP	FINEP
Brazilian Real - denominated loans	R$ 12,820	R$ 22,553
Index/Currency	R$	R$
Weighted average financial charges	4.0	4.0
Maturity	2020 to 2021	2020 to 2021
Loan 22 [member]
Summary of loans debentures and finance leases [line items]
Description	Banco do Nordeste do Brasil	Banco do Nordeste do Brasil
Brazilian Real - denominated loans	R$ 10,039	R$ 15,776
Index/Currency	R$	R$
Weighted average financial charges	8.5	8.5
Maturity	2020 to 2021	2020 to 2021
Loan 23 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES	BNDES
Brazilian Real - denominated loans	R$ 3,913	R$ 14,071
Index/Currency	R$	R$
Weighted average financial charges	7.6	7.6
Maturity	2020 to 2022	2020 to 2022
Loan 24 [member]
Summary of loans debentures and finance leases [line items]
Description	FINAME	FINAME
Brazilian Real - denominated loans	R$ 22	R$ 32
Index/Currency	TJLP	TJLP
Weighted average financial charges	5.7	5.7
Maturity	2020 to 2022	2020 to 2022
Loan 25 [member]
Summary of loans debentures and finance leases [line items]
Description	Bank Credit Bill	Bank Credit Bill
Brazilian Real - denominated loans	R$ 0	R$ 50,075
Index/Currency	DI	DI
Weighted average financial charges	124.0	124.0
Maturity	2019	2019